Tax On Profit On Ordinary Activities - Tax on Items Charged to Equity and Comprehensive Income (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Taxes [Abstract]
Deferred tax - share-based compensation	£ 5,101	£ (3,270)	£ (1,015)
Current tax - share-based compensation	(8,290)	(6,639)	(2,821)
Total credit to equity and statement of comprehensive income	£ (3,189)	£ (9,909)	£ (3,836)